Net loss per Share	9 Months Ended
Dec. 31, 2023
Earnings Per Share [Abstract]
Net loss per Share

Note 15 - Net loss per Share

Basic consolidated net loss per share (“EPS”) is calculated using the Company’s share of its subsidiaries earnings/ net loss as well as ATI stand-alone earnings/ net loss and the weighted number of shares outstanding during the reporting period. Diluted consolidated EPS includes the dilutive effect of vested and unvested stock options of the Company’s subsidiaries.

The Company analyzed the calculation of net loss per share for periods prior to the Business Combination on November 6, 2023 and determined that it resulted in values that would not be meaningful to the users of the condensed consolidated financial statements, as the capital structure completely changed as a result of the Business Combination. Therefore, net loss per share information has not been presented for periods prior to the Business Combination. The basic and diluted net loss per share attributable to Class A ordinary shareholders’ for the three and nine month period ended December 31, 2023, as presented on the condensed consolidated statements of operations, represents only the period after the Business Combination to December 31, 2023.

The Company’s Class V ordinary shares do not participate in the earnings or losses of the Company and are therefore not participating securities. As such, separate presentation of basic and diluted net loss per Class V ordinary share under the two-class method has not been presented.

The following table sets forth the computation of basic and diluted net loss per share for the period from November 6, 2023 through December 31, 2023 (in thousands, except share and per share amounts):

Numerator:
Net income / (loss) attributable to controlling interest for the period from November 6, 2023 through December 31, 2023	$(16,626)

Denominator:
Weighted average shares outstanding of Class A ordinary shares, basic and diluted for the period from November 6, 2023 through December 31, 2023	15,389,062

Net loss per share Ordinary Shares
Basic	$(1.08)
Diluted	$(1.08)